CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Outstanding ordinary shares CNY	Additional paid-in capital CNY	Treasury shares CNY	Statutory reserves CNY	(Accumulated deficit)/retained earnings CNY	Accumulated other comprehensive income/(loss) CNY
Balance at Dec. 31, 2010		(14,873)	210			392	(23,887)	8,412
Balance (in shares) at Dec. 31, 2010			27,272,727
Increase (Decrease) in Shareholders' Equity
Net income		37,243					37,243
Issuance of ordinary shares upon initial public offering ("IPO")		424,930	66	424,864
Issuance of ordinary shares upon initial public offering ("IPO") (in shares)			10,050,000
Issuance of ordinary shares upon exercise of options		1,147	1	1,146
Issuance of ordinary shares upon exercise of options (in shares)			164,841
Issuance of ordinary shares to depository for future exercise of options (in shares)			435,159
Accretion of Series A redeemable convertible preferred shares		(3,222)		(3,222)
Conversion of Series A redeemable convertible preferred shares into ordinary shares upon IPO		95,146	62	95,084
Conversion of Series A redeemable convertible preferred shares into ordinary shares upon IPO (in shares)			9,566,667
Dividend distribution to shareholders		(25,944)		(25,944)
Share-based compensation		30,542		30,542
Appropriation to statutory reserves		5,400				5,400	(5,400)
Foreign currency translation adjustments		(11,452)						(11,452)
Balance at Dec. 31, 2011		533,517	339	522,470		5,792	7,956	(3,040)
Balance (in shares) at Dec. 31, 2011			47,489,394
Increase (Decrease) in Shareholders' Equity
Net income		58,937					58,937
Issuance of ordinary shares upon exercise of options		6,043	6	6,037
Issuance of ordinary shares upon exercise of options (in shares)			913,801
Use of ordinary shares under depository for exercise of options (in shares)			(13,801)
Share-based compensation		13,363		13,363
Appropriation to statutory reserves		3,710				3,710	(3,710)
Repurchase of ordinary shares		(63,702)			(63,702)
Cancellation of treasury shares			(2)	(5,697)	5,699
Cancellation of treasury shares (in shares)			(258,450)
Foreign currency translation adjustments		(772)						(772)
Balance at Dec. 31, 2012		547,386	343	536,173	(58,003)	9,502	63,183	(3,812)
Balance (in shares) at Dec. 31, 2012		48,130,944	48,130,944
Increase (Decrease) in Shareholders' Equity
Net income	10,516	63,656					63,656
Issuance of ordinary shares upon exercise of options		8,109	6	8,103
Issuance of ordinary shares upon exercise of options (in shares)			981,992
Dividend distribution to shareholders		(48,246)		(48,246)
Use of ordinary shares under depository for exercise of options (in shares)			(81,992)
Share-based compensation		10,428		10,428
Appropriation to statutory reserves		472				472	(472)
Repurchase of ordinary shares		(33,097)			(33,097)
Foreign currency translation adjustments	(1,490)	(9,018)						(9,018)
Balance at Dec. 31, 2013	$ 89,072	539,218	349	506,458	(91,100)	9,974	126,367	(12,830)
Balance (in shares) at Dec. 31, 2013	49,030,944		49,030,944